Quarterly Holdings Report
for

Fidelity Advisor® Semiconductors Fund

October 31, 2019

AFEL-QTLY-1219
1.809067.116

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
Communications Equipment - 2.4%
Communications Equipment - 2.4%
CommScope Holding Co., Inc. (a)	640,550	$7,174,160
Electrical Equipment - 0.1%
Heavy Electrical Equipment - 0.1%
Bloom Energy Corp. Class A (a)(b)	62,100	190,026
Electronic Equipment & Components - 5.9%
Electronic Manufacturing Services - 5.8%
Flextronics International Ltd. (a)	988,400	11,613,700
Jabil, Inc.	48,676	1,792,250
TTM Technologies, Inc. (a)	328,000	3,840,880
		17,246,830
Technology Distributors - 0.1%
Arrow Electronics, Inc. (a)	1,900	150,632

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		17,397,462

IT Services - 0.6%
IT Consulting & Other Services - 0.6%
DXC Technology Co.	61,200	1,693,404
Road & Rail - 0.1%
Trucking - 0.1%
Uber Technologies, Inc. (b)	13,800	434,700
Semiconductors & Semiconductor Equipment - 83.9%
Semiconductor Equipment - 8.3%
Advanced Energy Industries, Inc. (a)	72,564	4,288,532
Applied Materials, Inc.	164,900	8,947,474
Kulicke & Soffa Industries, Inc.	17,400	413,163
Lam Research Corp.	33,746	9,146,516
MKS Instruments, Inc.	16,250	1,758,575
		24,554,260
Semiconductors - 75.6%
Advanced Micro Devices, Inc. (a)	131,300	4,455,009
Alpha & Omega Semiconductor Ltd. (a)	22,800	297,768
Ambarella, Inc. (a)	10,400	547,352
Analog Devices, Inc.	47,670	5,083,052
Broadcom, Inc.	113,100	33,121,335
Cree, Inc. (a)	700	33,411
Dialog Semiconductor PLC (a)	3,200	143,508
Intel Corp.	645,925	36,514,140
Marvell Technology Group Ltd.	572,367	13,960,031
Maxim Integrated Products, Inc.	18,100	1,061,746
MaxLinear, Inc. Class A (a)	749	14,201
MediaTek, Inc.	4,000	53,512
Mellanox Technologies Ltd. (a)	73,600	8,294,720
Microchip Technology, Inc. (b)	65,200	6,147,708
Micron Technology, Inc. (a)	437,212	20,789,431
NVIDIA Corp.	79,423	15,965,611
NXP Semiconductors NV	95,020	10,801,874
O2Micro International Ltd. sponsored ADR (a)	16,100	19,964
ON Semiconductor Corp. (a)	616,700	12,580,680
Qorvo, Inc. (a)	63,346	5,122,158
Qualcomm, Inc.	321,226	25,839,419
Renesas Electronics Corp.(a)	343,100	2,322,676
Sanken Electric Co. Ltd.	70,700	1,659,589
Semtech Corp. (a)	8,500	428,910
Silicon Motion Technology Corp. sponsored ADR	27,300	1,147,965
Skyworks Solutions, Inc.	94,550	8,609,723
Synaptics, Inc. (a)	43,300	1,823,363
Xilinx, Inc.	81,650	7,408,921
		224,247,777

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		248,802,037

Software - 0.6%
Application Software - 0.6%
Micro Focus International PLC	44,400	609,400
SS&C Technologies Holdings, Inc.	22,900	1,191,029
		1,800,429
Technology Hardware, Storage & Peripherals - 1.8%
Technology Hardware, Storage & Peripherals - 1.8%
HP, Inc.	16,700	290,079
Western Digital Corp.	97,900	5,056,535
		5,346,614
TOTAL COMMON STOCKS
(Cost $212,676,094)		282,838,832

Money Market Funds - 7.1%
Fidelity Cash Central Fund 1.83% (c)	14,107,437	14,110,259
Fidelity Securities Lending Cash Central Fund 1.84% (c)(d)	6,911,290	6,911,981
TOTAL MONEY MARKET FUNDS
(Cost $21,022,240)		21,022,240
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $233,698,334)		303,861,072
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(7,503,638)
NET ASSETS - 100%		$296,357,434

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$42,816
Fidelity Securities Lending Cash Central Fund	5,010
Total	$47,826

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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